MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED	12 Months Ended
Dec. 31, 2011
Mergers Acquisitions Disposals Disclosure [Abstract]
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

NOTE 4: MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

  During 2011, Finansbank disposed of 20.88% of its participation in Finans Yatirim Ortakligi A.S. (Finans Investment Trust) for TL 5.0 million. After this transaction the Group owns 52.1% of the entity;
  on September 22, 2011, the Bank established in UK the Variable Interest Entity AGORAZO PLC, for the purposes of consumer loans securitization, in which the Bank has a beneficial interest;
  on September 22, 2011, the Bank established in UK the Variable Interest Entity AUTOKINITO PLC, for the purposes of car loans securitization, in which the Bank has a beneficial interest;
  on September 19, 2011, the Bank established in UK the Variable Interest Entity SPITI PLC, for the purposes of mortgage loans securitization, in which the Bank has a beneficial interest;
  on June 29, 2011, the Bank acquired 49.9% of CPT Investments Ltd from Credit Suisse A.G. The total consideration amounted to EUR 587.8 million of which amount of EUR 42.9 million was paid in cash. The remaining amount of EUR 544.9 million related to waive of debt from Credit Suisse A.G. After this acquisition the Bank holds the 100% of CPT Investments Ltd;
  during December 2010, Finans Invest acquired from the market 5.11% of Finans Finansal Kiralama A.S. (Finans Leasing), a subsidiary company, listed in Istanbul Stock Exchange, with a cost of TL 20.5 million. On August 13, 2010, the Bank increased its shareholding in Finans Leasing, through a public offer. The Bank acquired 27.3% of the share capital for EUR 42.3 million (TL 81.7 million). After these acquisitions the NBG Group owns 90.9% of Finans Leasing;
  in April 2010, Finansbank disposed of 10.73% of its participation in Finans Yatirim Ortakligi A.S. (Finans Investment Trust) for TL 2.7 million. After this transaction the Group owns 71.93% of the entity;
  on November 4, 2010, following the Finansbank's Board of Directors decision of August 2, 2010, the share capital of the Finansbank was increased by TL 551.3 million (TL 547.1 million in cash and TL 4.1 million by capitalization of reserves). The cash contribution by the Group amounted to TL 518.7 million and was covered by the proceeds from repayment by Finansbank of subordinated debt amounting to TL 495.8 million (USD 325 million) and cash payments by the reinvestment of the dividend received of TL 22.9 million;
  on September 3, 2010, Banca Romaneasca S.A. established NBG Factoring Romania IFN S.A. Banca Romaneasca S.A. owns 99% and NBG Leasing IFN S.A. owns 1% of the new company;
  on August 17, 2010, the Bank acquired 21.6% of Stopanska Banka AD—Skopje, from European Bank for Reconstruction and Development (EBRD) and from International Finance Corporation (IFC) possessing 10.8% shareholding each, through put and call arrangements as provided for in the 2001 shareholders agreement, between the Bank and EBRD and IFC, for the acquisition of Stopanska Banka AD-Skopje. The total consideration paid amounted to EUR 35.2 million;
  on May 19, 2010, Eterika Plc was liquidated. Eterika Plc was a Variable Interest Entity established in the UK for the purposes of corporate loans securitization, in which the Bank had a beneficial interest and was consolidated since July 31, 2008;
  on October 16, 2009, UBB established UBB Factoring EOOD, a wholly owned subsidiary of UBB;
  on October 14, 2009, the Bank partially participated in the share capital increase of its associate Larco S.A. The Bank's contribution amounted to EUR 20.5 million and after the completion of the share capital increase, the Bank's participation was reduced from 36.43% to 33.36%;
  on September 15, 2009, the Group disposed of its investment in Phosphoric Fertilizers Industry S.A. for a consideration of EUR 18.9 million, of which EUR 2.6 million has been deposited in an escrow account up to September 15, 2011, to set off contingent liabilities. Up to September 15, 2011, no contingent liability had arisen and the escrow account was subsequently released. The loss on sale for the Group was EUR 10 million;
  in September 2009 the Bank established NBG Pangaea, a newly formed Real Estate Investment Company wholly owned by the Bank. NBG contributed to NBG Pangaea 241 properties, in lieu of cash for share capital. The net book value of these properties as at December 31, 2009 was EUR 164.8 million;
  on July 31, 2009, the Bank and TOMI S.A. of ELLAKTOR Group entered into a private agreement to acquire joint control of AKTOR FM, through the Bank's acquisition of a non-controlling interest in AKTOR FM. On January 18, 2010, the Bank acquired 53,846 new ordinary registered shares at their nominal value of EUR 3.0 per share, paying a consideration of EUR 161.5 thousand each in cash and currently owns 35% of the share capital;
  in June 2009, the Bank participated in the one-for-one share capital increase in the Hellenic Postal Savings Bank (PSB), thus acquiring 9,420,000 new shares in PSB. Furthermore, during 2009 the Bank acquired additional 200,000 shares, via the ATHEX, raising its total shareholding to 6.69%;
  on June 8, 2009, Finansbank established Finans Faktoring Hizmetleri A.S., (Finans Factoring) a wholly owned subsidiary;
  on May 19, 2009, the Bank established Ethniki Factors S.A., a wholly owned subsidiary;
  since March 2009, the Bank consolidates Titlos Plc, a Variable Interest Entity established in the UK, for the purpose of the securitization of Greek State loans and receivables, in which the Bank has a beneficial interest.

The schedule below presents effects of changes in NBG Group's ownership interest in its subsidiaries on NBG Group's equity:

	2009	2010	2011
	As restated1	As restated1
	(EUR in thousands)
Net income / (loss) attributable to NBG shareholders	391,052	(354,772)	(14,539,668)
Transfers (to) / from the non-controlling interest
Increase in NBG's paid-in-capital for purchase of 49,9% of CPT Investments Ltd	-	-	216,861
Increase / (decrease) in NBG's paid-in-capital duo to minor changes in participations in other subsidiaries	(297)	4,078	2,623
Net transfers to / from non-controlling interest	(297)	4,078	219,484
Change from net income attributable to NBG shareholders and transfers (to) / from non-controling interest	390,755	(350,694)	(14,320,184)
1 See Note 43 for more information